4 Intangible Assets (Q2)	15 Months Ended	18 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]
4 Intangible Assets

Note 4 Intangible Assets

Prior to 2012, the Company capitalized $36,950 in patent costs related to the lighting technology (see Note 1).

Intangible assets -patents consisted of the following at December 31, 2013 and 2012:

	2013	2012
Patents	$36,950	$36,950
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(12,253)	(9,796)
Patents - net	$24,697	$27,154

At December 31, 2013, future amortization of intangible assets is as follows:

Year Ending December 31
2014	$2,457
2015	2,457
2016	2,457
2017	2,457
2018	2,457
2019 and Thereafter	12,411
$24,697

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments and other factors.

Note 4 Intangible Assets

Intangible assets -patents consisted of the following at June 30, 2014 and December 31, 2013:

	2014	2013

Patents	$45,650	$36,950
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(13,666)	(12,253)
Patents - net	$31,984	$24,697

At June 30, 2014, future amortization of intangible assets is as follows:

Year Ending December 31
2014 (6 months)	$1,528
2015	3,037
2016	3,039
2017	3,037
2018	3,037
2019 and Thereafter	18,305
$31,984

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments and other factors.